                               Liberty Acorn Trust

                        Supplement dated October 6, 2003
                       to Prospectus dated May 1, 2003 of
               Columbia Thermostat Fund -- Class A, B and D shares

Effective October 13, 2003, Class D shares of Columbia Thermostat Fund (the "Fund") will be redesignated as Class C shares of the Fund. Class C shares are subject to the same fees and expenses as the former Class D shares except that Class C shares will not be subject to a front-end sales charge.

As a result, effective October 13, 2003, page 12 of the prospectus is deleted in its entirety and replaced with the following solely to reflect the redesignation of Class D shares to Class C shares:

----------------------------------------------------------------------------------------------------------
Shareholder Fees/(1)/ (paid directly from your investment)
----------------------------------------------------------------------------------------------------------
                                                             Class A          Class B         Class C
----------------------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases (%) (as a             5.75            None            None
percentage of the offering price)
----------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)        1.00/(2)/       5.00            1.00
(as a percentage of the lesser of purchase price or
redemption price)
----------------------------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed,        None/(3)/       None/(3)/       None/(3)/
if applicable)
----------------------------------------------------------------------------------------------------------

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.
(3) There is a $7.50 charge for wiring sale proceeds to your bank.

----------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from fund assets)
----------------------------------------------------------------------------------------------------------
                                                                      Class A      Class B     Class C
----------------------------------------------------------------------------------------------------------
Management fees/(4)/ (%)                                               0.10          0.10        0.10
----------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                              0.25*         1.00        1.00
----------------------------------------------------------------------------------------------------------
Other expenses/(5)/ (%)                                                1.81          1.81        1.81
----------------------------------------------------------------------------------------------------------
Total annual fund operating expenses/(6)/ (%)                          2.16          2.91        2.91
----------------------------------------------------------------------------------------------------------
Expense reimbursement (%)                                             -1.66         -1.66       -1.66
----------------------------------------------------------------------------------------------------------
Net expense ratio (%)                                                  0.50          1.25        1.25
----------------------------------------------------------------------------------------------------------
Expense ratio of Portfolio Funds (%)                                   0.93          0.93        0.93
----------------------------------------------------------------------------------------------------------
Net expense ratio including expenses of
     Portfolio Funds/(7)/ (%)                                          1.43          2.18        2.18
----------------------------------------------------------------------------------------------------------
Gross expense ratio including expenses of
     Portfolio Funds (%)                                               3.09          3.84        3.84
----------------------------------------------------------------------------------------------------------

*The Fund may pay distribution and service fees of up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services, and up to 0.25% for shareholder liason services) but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year.

     (4) In addition to the management fee, the Fund pays the Adviser an administrative fee of 0.05%, which is included in "Other expenses."
     (5) "Other expenses" are based on estimated amounts for the first year of operations.
     (6) The Fund's Adviser has contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and services fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) do not exceed 0.25% annually through April 30, 2004. The Adviser will have the right to recoup expense reimbursement payments made to the Fund through December 31, 2005. This will be accomplished by the payment of an expense reimbursement fee by the Fund to the Adviser computed and paid monthly, with a limitation that immediately after such payment the Fund's ordinary operating expenses (excluding any distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) will not exceed 0.25% annually.
     (7) Includes the fees and expenses incurred by the Fund directly and indirectly from the underlying Portfolio Funds in which the Fund invests. The ratios shown above are based on an asset allocation among Portfolio Funds as shown on page 4, based on the respective expense ratios of the Portfolio Funds for their respective last fiscal years, as adjusted to reflect any fee waiver for any Portfolio Fund in effect as of the end of its last fiscal year. Based on this allocation, the Fund's estimated indirect annual expenses would have been 0.93% (representing management fees of 0.59% and other expenses of 0.34%). Such expense ratios ranged from 0.77% to 1.27%. The indirect expense ratio of the Fund may be higher or lower depending on the portion of the Fund's assets allocated to each Portfolio Fund from time to time. The assumed allocation of the Fund's net assets among the underlying Liberty and Columbia Funds as shown on page 4 would have been as follows: Liberty Acorn Fund, 10%; Liberty Acorn Twenty, 7.5%; Liberty Growth Stock Fund, 12.5%; Liberty Growth & Income Fund, 12.5%; Liberty Select Value Fund, 7.5%; Liberty Federal Securities Fund, 15%; Liberty Intermediate Bond Fund, 25%; and Columbia High Yield Fund, 10%.

In addition, effective October 13, 2003, page 13 of the prospectus is deleted and replaced in its entirety by the following table:

--------------------------------------------------------------------------------
Example Expenses/(8)/ (your actual costs may be higher or lower)
--------------------------------------------------------------------------------
Class                                1 Year                       3 Years
--------------------------------------------------------------------------------
Class A:                             $712                         $1,326
--------------------------------------------------------------------------------
Class B:  did not sell your shares   $221                         $1,019
--------------------------------------------------------------------------------
          sold all your shares at    $721                         $1,319
          the end of the period
--------------------------------------------------------------------------------
Class C:  did not sell your shares   $319                         $1,109
--------------------------------------------------------------------------------
          sold all your shares at    $418                         $1,109
          the end of the period
--------------------------------------------------------------------------------

(8) Includes the fees and expenses incurred by the Fund directly and indirectly from the underlying Portfolio Funds in which the Fund invests. The example expenses for the one-year period reflect the contractual cap on expenses referred to in footnote (6), but this arrangement is not reflected in the example expenses for the second and third years of the three-year period.

Effective October 13, 2003, the section on page 18 of the prospectus under the heading "Sales Charges--Class D shares" is deleted in its entirety and replaced by the following:

Class C shares Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

--------------------------------------------------------------------------------
Class C Sales Charges
--------------------------------------------------------------------------------
Holding period after purchase              % deducted when shares are sold
Through one year                           1.00
--------------------------------------------------------------------------------
Longer than one year                       0.00
--------------------------------------------------------------------------------

143-36/828P-1003                                                 October 6, 2003

                               Liberty Acorn Trust

                        Supplement dated October 6, 2003
            to Statement of Additional Information dated May 1, 2003

Effective October 13, 2003, Class D shares of Columbia Thermostat Fund will be redesignated as Class C shares of the Fund. Class C shares are subject to the same fees and expenses as the former Class D shares except that Class C shares will not be subject to a front-end sales charge. Consequently, effective October 13, 2003, all references to Class D shares in the Statement of Additional Information ("SAI") are replaced with reference to Class C shares, except as follows:

(1) The third paragraph of the section entitled "12b-1 Plan, Contingent Deferred Sales Charges and Conversion of Shares" (located on page 54 of the SAI) is deleted in its entirety and replaced with the following paragraph:

Class A shares are offered at net asset value plus varying sales charges. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectus. Class Z shares are offered at net asset value and are not subject to a CDSC. However, generally, if you redeem or exchange Class Z shares of Liberty Acorn International or Liberty Acorn Foreign Forty that you have owned 60 days or less, that Fund will charge you a redemption fee of 2% of the redemption proceeds. See "How to Sell Shares" for more information on redemption fees.

(2) The section entitled "Programs for Reducing or Eliminating Sales Charges--Privileges of Certain Shareholders" on page 59 of the SAI is deleted in its entirety.

G-35/829P-1003                                                   October 6, 2003